Prepayment and other current assets	12 Months Ended
Dec. 31, 2014
Prepayment and other current assets [Abstract]
Prepayment and other current assets
6.	Prepayment and other current assets

 The following is a summary of prepayments and other current assets:

	As of December 31,
	2013	2014
	US$	US$
Suppliers rebate receivables	1,587	19,358
Interest receivables	-	6,192
Receivables related to employee share options exercise	-	2,527
Prepaid advertising fees	6,184	2,278
Prepaid vendors deposits	848	945
Prepaid rental fees	436	709
Other receivables	234	843
Total	9,289	32,852